Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares shares in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Basic weighted average number of shares outstanding	450,088	448,636	449,800	448,217
Diluted weighted average number of shares outstanding	451,203	450,042	450,869	449,513
Share purchase options [member]
Earnings per share [line items]
Share purchase warrants	696	1,034	707	920
Share purchase warrants [member]
Earnings per share [line items]
Share purchase warrants	68
Restricted stock units [member]
Earnings per share [line items]
Share purchase warrants	351	372	362	376